EQUIPMENT AND IMPROVEMENTS	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 — EQUIPMENT AND IMPROVEMENTS

Equipment and improvements consists of the following as of December 31, 2011:

Equipment	$815
Less accumulated depreciation	—
$815